Borrowings - 2026 and 2029 Notes (Details) R in Millions		12 Months Ended
	Nov. 16, 2021 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 383,000,000	$ 200,000
Balance at beginning of the year		R 20,298	R 18,383	R 23,736
Loans raised		8,000	20,622	16,289
Interest expense on borrowings		1,046	801	1,290
Unwinding of amortised cost		216	302	394
Accrued interest paid		(1,061)	(706)	(1,298)
Loss on foreign exchange differences		1,417	950	2,149
Balance at end of the year		22,728	20,298	18,383
US$675 million senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%
Face amount of debt | $	$ 675,000,000
Debt term	5 years
US$525 million senior notes due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%
Face amount of debt | $	$ 525,000,000
Debt term	8 years
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year		18,785	0	0
Loans raised		0	18,208	0
Interest expense on borrowings		829	99	0
Unwinding of amortised cost		68	8	0
Accrued interest paid		(844)	0	0
Loss on foreign exchange differences		1,302	470	0
Balance at end of the year		R 20,140	R 18,785	R 0